Fixed Assets (Details 1) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) MWp	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost as of December 31, 2022		$ 1,954	$ 1,705	$ 1,054
PV + Storage [Member] | Pv Projects In Israel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country		Israel
Status		2012-2023
Installed capacity | MWp		281.1
Depreciated cost as of December 31, 2022		$ 436,000
PV + Storage [Member] | Pv Projects In Israel [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate		50.10%
PV + Storage [Member] | Pv Projects In Israel [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate		100.00%
PV + Storage [Member] | Pv Projects In Hungary [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	[1]	Hungary
Status	[1]	2019-2023
Installed capacity | MWp	[1]	143
Depreciated cost as of December 31, 2022	[1]	$ 85,000
PV + Storage [Member] | Pv Projects In Hungary [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	[1]	50.10%
PV + Storage [Member] | Pv Projects In Hungary [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	[1]	100.00%
PV + Storage [Member] | Apex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country		United States
Status		2023
Installed capacity | MWp		105
Effective holding rate		90.10%
Depreciated cost as of December 31, 2022		$ 140,000
PV + Storage [Member] | Atrisco [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	[1]	United States
Status	[1]	-
Installed capacity | MWp	[1]	364
Effective holding rate	[1]	90.10%
Depreciated cost as of December 31, 2022	[1]	$ 497,000

[1]	Projects under construction or include projects under construction